U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

May 25, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Tocqueville Trust (the "Trust")
1933 Act Registration File No. 033-08746
1940 Act Registration File No. 811-04840

Dear Sir or Madam:

Pursuant to Rule 485(a)(i) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust, is Post-Effective Amendment No. 59 to the Company's Registration Statement on Form N-1A to be effective on […], 2018.  This PEA No. 59 is filed for the purpose of registering new Class I shares for each series of the Trust.

Please direct any inquiries regarding this filing to me at (414) 765-6115.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures